Document and Entity Information	Mar. 06, 2018
Prospectus:
Document Type	497
Document Period End Date	Mar. 06, 2018
Registrant Name	ETF Managers Trust
Central Index Key	0001467831
Amendment Flag	false
Document Creation Date	Mar. 06, 2018
Document Effective Date	Mar. 06, 2018
Prospectus Date	Jan. 31, 2018
BlueStar Israel Technology ETF | BlueStar Israel Technology ETF
Prospectus:
Trading Symbol	ITEQ